MEZZANINE EQUITY - Company's Redeemable Convertible Preferred Shares activities (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of redeemable convertible preferred shares			¥ 244,080,678
Conversion to ordinary shares	¥ 0	$ 0	(1,500,748,518)	¥ 0
Redeemable Convertible Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance			1,700,726,187	1,045,164,575
Accretion of redeemable convertible preferred shares				631,005,563
Accretion and modification of redeemable convertible preferred shares			(244,080,678)
Conversion to ordinary shares			(1,467,706,041)
Foreign currency translation adjustment			11,060,532	24,556,049
Ending balance				1,700,726,187
Series A-1 Redeemable Convertible Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance			17,959,327	16,359,651
Accretion of redeemable convertible preferred shares				1,315,008
Accretion and modification of redeemable convertible preferred shares			707,682
Conversion to ordinary shares			(18,780,954)
Foreign currency translation adjustment			113,945	284,668
Ending balance				17,959,327
Series B Redeemable Convertible Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance			483,612,008	239,225,246
Accretion of redeemable convertible preferred shares				237,680,316
Accretion and modification of redeemable convertible preferred shares			(68,419,392)
Conversion to ordinary shares			(418,336,891)
Foreign currency translation adjustment			3,144,275	6,706,446
Ending balance				483,612,008
Series C Redeemable Convertible Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance			327,278,389	178,003,498
Accretion of redeemable convertible preferred shares				144,659,627
Accretion and modification of redeemable convertible preferred shares			(49,340,009)
Conversion to ordinary shares			(280,068,866)
Foreign currency translation adjustment			2,130,486	4,615,264
Ending balance				327,278,389
Series C-1 Redeemable Convertible Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance			258,898,069	150,811,043
Accretion of redeemable convertible preferred shares				104,388,417
Accretion and modification of redeemable convertible preferred shares			(40,873,954)
Conversion to ordinary shares			(219,711,065)
Foreign currency translation adjustment			1,686,950	3,698,609
Ending balance				258,898,069
Series D Redeemable Convertible Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance			612,978,394	460,765,137
Accretion of redeemable convertible preferred shares				142,962,195
Accretion and modification of redeemable convertible preferred shares			(86,155,005)
Conversion to ordinary shares			(530,808,265)
Foreign currency translation adjustment			¥ 3,984,876	9,251,062
Ending balance				¥ 612,978,394